Investments	12 Months Ended
Jun. 30, 2020
Investments [Abstract]
INVESTMENTS
4.	INVESTMENTS

The following table summarizes the Group's investment balances:

	As of June 30,
	2019	2020	2020
	RMB	RMB	US$
Short-term investments
- Private equity funds product-A	2,000	2,000	283
- Private equity funds product-B	-	2,000	283
Total short-term investments	2,000	4,000	566

Long-term investments
- Private equity funds product-B	2,000	-	-
Total long-term investments	2,000	-	-

The Group purchased private equity funds product A in October 2017, which the Group has insignificant equity interest but acts as a general partner. The Group accounted for this private equity fund investment using the equity method of accounting since the Group has significant influence on the investees. It is classified as short-term investment because the Group intends to sell it within one year.

The Group purchased private equity fund product B on April 25, 2018, which the Group acts as a limited partner with insignificant equity interest (less than 1%). The Group accounted for this private equity funds investment using the cost method of accounting due to the fact that the Group has no significant influence on the investee. This investment was reclassified as short-term as the Group intends to sell it within one year as of June 30, 2020.

The Group purchased two financial products with fixed rate of return during the year ended June 30, 2020, amounting to RMB 40,000. Both investments had been redeemed as of June 30, 2020. No such financial products purchased during the years ended June 30, 2018 and 2019.

The Group recorded investment income on these investments of RMB5,144, RMB172 and RMB1,499 for the years ended June 30, 2018, 2019 and 2020, respectively.